Document and Entity Information Document	May 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 16, 2025
Entity File Number	001-01910
Entity Registrant Name	BALTIMORE GAS AND ELECTRIC COMPANY
Entity Tax Identification Number	52-0280210
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Center Plaza
Entity Address, Address Line Two	110 West Fayette Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201-3708
City Area Code	(410)
Local Phone Number	234-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000009466
Amendment Flag	false
Entity Emerging Growth Company	false